MERRILL LYNCH RETIREMENT POWERSM

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement Dated June 28, 2017

to the

Prospectus dated May 1, 2006

MERRILL LYNCH RETIREMENT POWERSM

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement dated June 28, 2017

to the

Prospectus dated May 1, 2004

Effective on or about June 12, 2017, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccounts:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
BlackRock Value Opportunities V.I. Fund	BlackRock Advantage U.S. Total Market V.I. Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Retirement PowerSM dated May 1, 2004 and May 1, 2006